LONG-TERM INVESTMENTS	6 Months Ended
Jun. 30, 2024
Investments, All Other Investments [Abstract]
LONG-TERM INVESTMENTS

14. LONG-TERM INVESTMENTS

As of June 30, 2024, the carrying value of the Company’s equity investments were $139,145, which consisted of the followings:

(1) Equity method investments:

As of June 30, 2024, the Company’s equity method investments had a carrying value of $nil which were as follows:

Investees	Abbreviation	% of Ownership	Carrying value
Qingdao Taoping IoT Co., Ltd.	QD Taoping, or QD	47%	$-
Yunnan Taoping IoT Co., Ltd.	YN Taoping, or YN	40%	-
Jiangsu Taoping IoT Technology Co., Ltd.	JS Taoping, or JS	25%	-
Jiangsu Taoping New Media Co., Ltd	JS New Media, or JN	21%	-
			$-

The Company’s initial investments in the above equity method investments were approximately $1.9 million. The Company recognized no losses from equity method investments and no impairment on equity method investments for the six months ended June 30, 2024. The Company recognized losses from equity method investments of approximately $800 and no impairment on equity method investments for the six months ended June 30, 2023.

(2) Equity investments without readily determinable fair value that is not accounted for under equity method accounting:

In accordance with ASC 321, the Company elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

As of June 30, 2024 and December 31, 2023, the carrying value for the equity investments without readily determinable fair value was $139,145 and $86,889, respectively. The total initial investments to the equity investments without readily determinable fair value were approximately $711,000. Impairment of approximately $0.01 million was recognized for the six months ended June 30, 2024, plus changes resulting from observable price changes in orderly transactions for identical or similar investments of approximately $0.07 million. Impairment of approximately $0.02 million was recognized for the six months ended June 30, 2023.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS